Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue from contracts with customers	$ 4,805	$ 7,412	$ 6,321
Cost of sales	(3,439)	(4,942)	(4,613)
Gross profit	1,366	2,470	1,708
Selling, general and administrative expenses	(3,548)	(3,005)	(2,477)
Impairment of property, plant and equipment	(19)		(335)
Impairment of right of use assets	(106)		(527)
Operating loss	(2,307)	(535)	(1,631)
Non-operating income:
Exchange gain, net	22	124	198
Interest income, net	159	203	248
Other income	21	22	30
Gain on disposal of property, plant and equipment	75	333	16
Total non-operating income	277	682	492
(Loss) income before income taxes	(2,030)	147	(1,139)
Income taxes (note 4)	486	(38)	161
Net (loss) income	(1,544)	109	(978)
Net loss (Profit) attributable to non-controlling interests	20	(3)	19
Net (loss) income attributable to Highway Holdings Limited’s shareholders	$ (1,524)	$ 106	$ (959)
Net (loss) income per share:
- basic (in Dollars per share)	$ (0.33)	$ 0.02	$ (0.22)
- diluted (in Dollars per share)	$ (0.33)	$ 0.02	$ (0.22)
Weighted average number of shares outstanding:
- basic (in Shares)	4,554,360	4,401,825	4,373,236
- diluted (in Shares)	4,554,360	4,401,825	4,373,236